INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

October 11, 2022

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476

and 811-22894 on behalf of the AXS Esoterica NextG Economy ETF

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 363 to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating the AXS Esoterica NextG Economy ETF series of the Trust.

Please direct your comments regarding this Post-Effective Amendment to Diane Drake at (626) 385-5777 or diane.drake@mfac-ca.com.

Sincerely,

/s/ Alison Sloniewski

Alison Sloniewski

Investment Managers Series Trust II